Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share

14. EARNINGS PER SHARE

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the periods presented. Shares issuable for little consideration relating to the vested share options have been included in the number of outstanding shares used for basic earnings per share:

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Numerator:
Net income attributable to Yalla Group Limited’s shareholders	79,756,797	117,342,777	135,684,241
Numerator for basic and diluted earnings per share calculation	79,756,797	117,342,777	135,684,241
Denominator:
Denominator for basic earnings per share calculation	153,526,679	159,264,843	160,429,693
Dilutive effect of outstanding share options	23,112,879	22,535,397	22,726,631
Denominator for diluted earnings per share calculation	176,639,558	181,800,240	183,156,324
Earnings per ordinary share
——Basic	0.52	0.74	0.85
——Diluted	0.45	0.65	0.74